Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events
Subsequent Events

Note 19 – Subsequent Events

Share Consolidation

On October 28, 2022, the Company’s Board approved a share consolidation of the Company’s common shares at the ratio of one-for-twenty-four reverse split with the effective date of November 09, 2022. The objective of the share consolidation is to enable the company to regain compliance with NASDAQ Marketplace Rule 5550(a)(2) and maintain its listing on Nasdaq.

As a result of the share consolidation, each 24 common shares outstanding automatically combines and converts to one issued and outstanding common share without any action on the part of the shareholder. The share consolidation reduces the number of common shares issued and outstanding from 29,278,601 to 1,219,937. The authorized number of common shares will be reduced by the same one-for-twenty-four ratio from 60 million to 2.5 million.

NASDAQ Notice

On April 28, 2022 and May 18, 2022, the Company received notification letters (the “Notice”) from NASDAQ advising the Company that for 30 consecutive business days preceding the date of the Notice, the bid price of the Company’s common shares had closed below the $1.00 per share minimum required for continued listing on The NASDAQ Capital Market pursuant to the Minimum Bid Price Rule. The Company was provided until November 14, 2022 to regain compliance with the Minimum Bid Price Rule.

On October 28, 2022, The Nasdaq Stock Market LLC (“NASDAQ”) granted Tantech Holdings Ltd (the “Company”) an additional 180 calendar days, or until April 24, 2023, to regain compliance with the $1.00 per share minimum required for continued listing on The NASDAQ Capital Market pursuant to NASDAQ Marketplace Rule 5550(a)(2) (the “Minimum Bid Price Rule”).

Incorporation of New Entity

On July 12, 2022, the Company formed a wholly-owned subsidiary EPakia Canada Inc. (“EPakia Canada”) in Canada. EPakia Canada will be engaged in developing the biodegradable packaging trading business in Canada and other international markets.

Bank Loan

On September 30, 2022, Tantech Bamboo entered into a short-term loan agreement with SPD (Luishui Branch) to borrow $1,493,000 (RMB10.0 million) for one year with fixed annual interest rate 3.90%. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang., and one unrelated third party, Lishui Zhongyun Mitai Industrial Co., Ltd., The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.4 million (RMB29,250,000).